Investment Objectives and Goals - The Snowball ETF	Mar. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	The Snowball ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The Snowball ETF (the “Fund”) is long-term capital growth.